INVESTMENT IN ASSOCIATES AND JOINT VENTURES - Cash Flows Impact of Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Associates And Joint Ventures [Line Items]
Cash from operating activities	$ 4,078	$ 3,131	$ 2,772
Cash used by investing activities	(12,990)	(3,365)	(1,173)
Cash from financing activities	9,419	56	(995)
Change during the year	507	(178)	604
Total
Disclosure Of Associates And Joint Ventures [Line Items]
Cash from operating activities	5,876	5,447	4,375
Cash used by investing activities	(3,997)	(629)	(2,305)
Cash from financing activities	(1,837)	(6,178)	(904)
Change during the year	42	(1,360)	1,166
Other ownership interests	24	(1,288)	1,061
Partnership's share	18	(72)	105
Utilities
Disclosure Of Associates And Joint Ventures [Line Items]
Cash from operating activities	673	620	202
Cash used by investing activities	(855)	50	(611)
Cash from financing activities	157	(833)	176
Change during the year	(25)	(163)	(233)
Other ownership interests	(22)	(152)	(199)
Partnership's share	(3)	(11)	(34)
Transport
Disclosure Of Associates And Joint Ventures [Line Items]
Cash from operating activities	3,763	3,319	3,192
Cash used by investing activities	(1,413)	(1,294)	(372)
Cash from financing activities	(2,426)	(3,081)	(1,627)
Change during the year	(76)	(1,056)	1,193
Other ownership interests	(86)	(1,012)	1,091
Partnership's share	10	(44)	102
Midstream
Disclosure Of Associates And Joint Ventures [Line Items]
Cash from operating activities	487	448	342
Cash used by investing activities	(77)	(147)	(33)
Cash from financing activities	(400)	(306)	(314)
Change during the year	10	(5)	(5)
Other ownership interests	5	(4)	(2)
Partnership's share	5	(1)	(3)
Data
Disclosure Of Associates And Joint Ventures [Line Items]
Cash from operating activities	1,083	1,111	718
Cash used by investing activities	(1,696)	383	(996)
Cash from financing activities	746	(1,630)	489
Change during the year	133	(136)	211
Other ownership interests	127	(120)	171
Partnership's share	6	(16)	40
Corporate
Disclosure Of Associates And Joint Ventures [Line Items]
Cash from operating activities	(130)	(51)	(79)
Cash used by investing activities	44	379	(293)
Cash from financing activities	86	(328)	372
Change during the year	0	0	0
Other ownership interests	0	0	0
Partnership's share	$ 0	$ 0	$ 0